T. ROWE PRICE BLUE CHIP GROWTH ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 98.6%
COMMUNICATION SERVICES 14.1%
Entertainment 2.5%
Netflix (1)	33,310	39,936
		39,936
Interactive Media & Services 10.7%
Alphabet, Class A	66,708	16,217
Alphabet, Class C	247,465	60,270
Meta Platforms, Class A	127,977	93,984
		170,471
Wireless Telecommunication Services 0.9%
T-Mobile US	60,700	14,530
		14,530
Total Communication Services		224,937
CONSUMER DISCRETIONARY 15.7%
Automobiles 3.1%
Tesla (1)	110,420	49,106
		49,106
Broadline Retail 6.7%
Amazon.com (1)	448,503	98,478
Sea, ADR (1)	43,788	7,826
		106,304
Hotels, Restaurants & Leisure 1.9%
Booking Holdings	2,749	14,843
Chipotle Mexican Grill (1)	189,424	7,423
DoorDash, Class A (1)	32,804	8,922
		31,188
Specialty Retail 4.0%
Carvana (1)	135,764	51,216
Ross Stores	38,899	5,928
TJX	50,534	7,304
		64,448
Total Consumer Discretionary		251,046
CONSUMER STAPLES 0.7%
Food Products 0.2%
Mondelez International	44,746	2,795
		2,795

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Household Products 0.5%
Colgate-Palmolive	56,894	4,548
Procter & Gamble	25,296	3,887
		8,435
Total Consumer Staples		11,230
ENERGY 0.0%
Energy Equipment & Services 0.0%
Schlumberger	9,506	327
Total Energy		327
FINANCIALS 7.6%
Capital Markets 1.3%
Charles Schwab	48,794	4,659
Goldman Sachs Group	7,528	5,995
Morgan Stanley	40,659	6,463
S&P Global	9,273	4,513
		21,630
Financial Services 5.1%
Fiserv (1)	2,302	297
Mastercard, Class A	63,005	35,838
Visa, Class A	132,872	45,360
		81,495
Insurance 1.2%
Chubb	47,344	13,363
Marsh & McLennan	25,602	5,159
		18,522
Total Financials		121,647
HEALTH CARE 5.6%
Health Care Equipment & Supplies 1.6%
Intuitive Surgical (1)	41,736	18,666
Stryker	19,468	7,197
		25,863
Health Care Providers & Services 0.8%
Elevance Health	1,118	361
UnitedHealth Group	33,180	11,457
		11,818
Life Sciences Tools & Services 1.0%
Danaher	38,957	7,724
Thermo Fisher Scientific	16,495	8,000
		15,724

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Pharmaceuticals 2.2%
Eli Lilly	46,608	35,562
		35,562
Total Health Care		88,967
INDUSTRIALS & BUSINESS SERVICES 3.6%
Aerospace & Defense 2.1%
GE Aerospace	95,220	28,644
TransDigm Group	3,045	4,013
		32,657
Commercial Services & Supplies 0.3%
Cintas	18,146	3,725
Veralto	7,575	807
		4,532
Electrical Equipment 0.6%
GE Vernova	16,651	10,239
		10,239
Ground Transportation 0.2%
Old Dominion Freight Line	19,259	2,711
		2,711
Industrial Conglomerates 0.4%
Roper Technologies	13,001	6,484
		6,484
Total Industrials & Business Services		56,623
INFORMATION TECHNOLOGY 50.1%
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity	33,767	7,413
		7,413
IT Services 0.9%
Shopify, Class A (1)	96,142	14,288
		14,288
Semiconductors & Semiconductor Equipment 22.1%
ASML Holding NV	12,606	12,204
Broadcom	229,530	75,724
Monolithic Power Systems	8,447	7,777
NVIDIA	1,312,587	244,902
Taiwan Semiconductor Manufacturing, ADR	31,788	8,878
Texas Instruments	21,976	4,038
		353,523
Software 17.7%
Crowdstrike Holdings, Class A (1)	12,345	6,054

T. ROWE PRICE BLUE CHIP GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Datadog, Class A (1)	17,087	2,433
Intuit	634	433
Microsoft	408,502	211,584
Oracle	79,657	22,403
Palantir Technologies, Class A (1)	24,885	4,539
ServiceNow (1)	29,085	26,766
Synopsys (1)	17,105	8,439
		282,651
Technology Hardware, Storage & Peripherals 8.9%
Apple	555,705	141,499
		141,499
Total Information Technology		799,374
MATERIALS 0.7%
Chemicals 0.7%
Linde	11,208	5,324
Sherwin-Williams	15,932	5,516
Total Materials		10,840
UTILITIES 0.5%
Electric Utilities 0.5%
Constellation Energy	26,451	8,704
Total Utilities		8,704
Total Common Stocks (Cost $1,116,668)		1,573,695
EXCHANGE-TRADED FUNDS 1.0%
Total Miscellaneous Exchange-Traded Funds 1.0% (2)		16,029
Total Exchange-Traded Funds (Cost $15,995)		16,029
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
State Street Institutional U.S. Government Money Market Fund, 4.09% (3)	5,930,109	5,930
Total Short-Term Investments (Cost $5,930)		5,930
Total Investments in Securities 100.0% of Net Assets (Cost $1,138,593)		$1,595,654
Other Assets Less Liabilities (0.0%)		(180)
Net Assets 100.0%		$1,595,474

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Blue Chip Growth ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE BLUE CHIP GROWTH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF785-054Q3
09/25